Furniture and Equipment	12 Months Ended
Dec. 31, 2014
Property Plant And Equipment [Abstract]
Furniture and Equipment

5.      FURNITURE AND EQUIPMENT

	Cost	Accumulated Depreciation	Net Book Value
As at December 31, 2014
Leasehold improvements	$1,373	$184	$1,189
Computer equipment and software	2,825	2,545	280
Furniture and equipment	852	427	425
	$5,050	$3,156	$1,894
As at December 31, 2013
Leasehold improvements	$1,211	$48	$1,163
Computer equipment and software	2,632	2,130	502
Furniture and equipment	791	297	494
	$4,634	$2,475	$2,159

The Company purchased furniture and equipment totaling $422 during 2013 (2013 - $1,795).